Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
SGI — Syncora Guarantee, Incorporated
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,078,587
5.00%, 10/1/31	A+/F	1,500,000	1,621,256

			2,699,843
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	1,000,000	969,525

			969,525
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	2,650,000	2,268,475

			2,268,475
Guam (3.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	940,000	979,029
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	3,000,000	2,677,443
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	825,000	846,896
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,500,000	1,505,695
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	420,984
5.00%, 7/1/34	A	200,000	211,648
5.00%, 7/1/30	A	465,000	493,713
5.00%, 7/1/29	A	400,000	424,845

			7,560,253
Illinois (1.1%)
IL State G.O. Bonds
5.50%, 7/1/38	A-	1,325,000	1,330,176
Ser. B, 5.00%, 10/1/32	A-	1,300,000	1,358,760

			2,688,936
Indiana (1.4%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	3,300,000	3,383,445

			3,383,445
Louisiana (0.4%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	AA-/F	1,000,000	1,049,347

			1,049,347
Massachusetts (87.2%)
Brockton, G.O. Bonds
5.00%, 8/1/40	AA	1,755,000	1,935,243
5.00%, 8/1/39	AA	3,245,000	3,596,078
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/54	BB-/P	1,620,000	1,459,543
MA Bay Trans. Auth. Sales Tax Rev. Bonds
5.00%, 7/1/45	AA	2,000,000	2,110,004
Ser. A-2, 5.00%, 7/1/44	AA	2,400,000	2,512,837
Ser. A-2, 5.00%, 7/1/43	AA	4,960,000	5,200,664
MA Dev. Fin. Agcy. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	1,500,000	1,338,358
MA State G.O. Bonds
Ser. C, 5.25%, 10/1/52	Aa1	2,500,000	2,760,420
Ser. D, 5.00%, 9/1/49	Aa1	2,000,000	2,153,086
Ser. A, 5.00%, 1/1/49	Aa1	3,000,000	3,165,401
Ser. D, 5.00%, 7/1/48	Aa1	4,500,000	4,813,564
Ser. E, 5.00%, 11/1/45	Aa1	2,500,000	2,705,016
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,184,578
MA State College Bldg. Auth. Rev. Bonds, Ser. A
4.00%, 5/1/52	Aa2	500,000	466,859
4.00%, 5/1/47	Aa2	250,000	237,953
4.00%, 5/1/42	Aa2	250,000	242,565
4.00%, 5/1/41	Aa2	250,000	244,487
4.00%, 5/1/40	Aa2	400,000	392,450
4.00%, 5/1/39	Aa2	385,000	382,330
4.00%, 5/1/38	Aa2	365,000	366,975
4.00%, 5/1/37	Aa2	250,000	254,094
4.00%, 5/1/36	Aa2	250,000	257,660
MA State Dept. Trans. Metro. Hwy. Syst. Rev. Bonds, Ser. A
5.00%, 1/1/37	A+	1,000,000	1,082,131
5.00%, 1/1/35	A+	4,000,000	4,388,946
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.35%, 1/1/37	VMIG 1	8,100,000	8,100,000
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/3/23)	AAA/P	150,000	151,377
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,179,773
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	B+	500,000	500,342
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	AA	1,100,000	1,189,902
(Wheaton College), Ser. I, 5.00%, 1/1/53	Baa2	3,000,000	2,896,655
(Merrimack College), 5.00%, 7/1/52	BBB-	1,000,000	990,206
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB/F	700,000	668,292
(Northeastern U.), 5.00%, 10/1/44	A1	2,000,000	2,209,655
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	475,987
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A2	2,500,000	2,511,779
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	530,472
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,053,061
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,029,045
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,284,412
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,598,504
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB/F	250,000	250,110
(Atrius Hlth. Oblig. Group), Ser. A, 5.00%, 6/1/39 (Prerefunded 6/1/29)	AAA/P	2,500,000	2,842,969
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A2	1,000,000	1,006,168
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa3	500,000	515,087
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	353,228
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,019,446
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	667,966
(Caregroup), Ser. I, 5.00%, 7/1/37	A	500,000	517,472
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,122,952
(MCPHS U.), Ser. H, 5.00%, 7/1/37	Aa2	450,000	465,675
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	629,582
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,071,500
(Fisher College), 5.00%, 4/1/37	BBB+	835,000	843,108
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,145,465
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	827,881
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	971,455
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	619,936
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	471,020
Ser. O, 5.00%, 12/1/35	A1	385,000	410,085
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	540,188
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	495,779
Ser. O, 5.00%, 12/1/34	A1	425,000	456,901
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34	A1	1,745,000	1,919,173
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,017,429
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,090,855
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	704,499
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	583,865
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,097,781
Ser. O, 5.00%, 12/1/33	A1	150,000	162,677
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	730,564
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	852,932
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	988,689
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	759,579
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	3,012,462
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa2	1,600,000	1,662,933
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	725,630
Ser. O, 5.00%, 12/1/31	A1	250,000	272,954
(Salem Cmnty. Corp.), 5.00%, 1/1/31	BB+/P	490,000	468,537
(Lesley U.), 5.00%, 7/1/30	BBB+	1,000,000	1,029,220
(Salem Cmnty. Corp.), 5.00%, 1/1/30	BB+/P	465,000	448,541
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	766,323
(Springfield College), Ser. A, 4.00%, 6/1/56	BBB	2,000,000	1,564,724
(Suffolk U.), 4.00%, 7/1/51	Baa2	3,070,000	2,623,583
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/51	BBB	100,000	79,346
(Merrimack College), Ser. B, 4.00%, 7/1/50	BBB-	1,825,000	1,498,871
(Southcoast Hlth. Syst. Oblig. Group), Ser. G, 4.00%, 7/1/46	Baa1	850,000	741,746
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	4,412,777
(Wellforce Obligated Group), Ser. C, AGM, 4.00%, 10/1/45	AA	4,705,000	4,305,046
(Suffolk U.), Ser. A, 4.00%, 7/1/45	Baa2	1,700,000	1,504,629
(Worcester Polytechnic Inst.), 4.00%, 9/1/44	A2	3,250,000	3,007,262
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	420,208
(Merrimack College), Ser. B, 4.00%, 7/1/42	BBB-	450,000	392,649
(Bentley U.), Ser. A, 4.00%, 7/1/40	A2	1,300,000	1,208,098
(Lasell U.), 4.00%, 7/1/40	BB	2,160,000	1,863,950
(Bentley U.), Ser. A, 4.00%, 7/1/38	A2	700,000	666,690
(Bentley U.), Ser. A, 4.00%, 7/1/37	A2	1,000,000	975,436
(Partners Healthcare Syst., Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,511,646
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/36	BBB	385,000	345,456
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,651,542
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,707,319
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 2.40%, 10/1/42	VMIG 1	1,500,000	1,500,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), 5.00%, 7/15/46	B+	1,000,000	888,461
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	2,100,000	2,138,348
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,010,554
(Loomis Oblig. Group), 4.00%, 1/1/51	BBB	520,000	412,599
(Loomis Oblig. Group), 4.00%, 1/1/36	BBB	395,000	354,429
(Loomis Oblig. Group), 4.00%, 1/1/31	BBB	1,000,000	948,865
(Loomis Oblig. Group), 4.00%, 1/1/26	BBB	705,000	694,958
MA State Edl. Fin. Auth. Rev. Bonds
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	2,799,471
5.00%, 1/1/24	AAA	500,000	504,643
MA State Hlth. & Edl. Fac. Auth. VRDN
(MA Inst. of Tech.), 3.30%, 7/1/31	VMIG 1	6,750,000	6,750,000
(Baystate Total Home Care, Inc.), 2.40%, 7/1/39	A-1+	4,200,000	4,200,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 5.10%, 12/1/30	AA+	720,000	726,132
Ser. 171, 4.00%, 12/1/44	Aa1	25,000	24,973
Ser. SF-169, 4.00%, 12/1/44	Aa1	120,000	119,872
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	280,000	277,078
Ser. C-1, 3.30%, 12/1/59	AA+	7,625,000	5,415,992
Ser. A, 3.25%, 12/1/27	AA+	1,870,000	1,843,203
MA State Port Auth. Rev. Bonds
Ser. D, 5.00%, 7/1/51	Aa2	2,000,000	2,146,145
Ser. A, 5.00%, 7/1/47	Aa2	3,000,000	3,060,913
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,308,384
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	2,612,096
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,590,471
(Green Bonds), Ser. A, 5.00%, 7/1/31	Aa2	1,000,000	1,105,722
(Green Bonds), Ser. A, 5.00%, 7/1/30	Aa2	1,200,000	1,313,694
MA State Port Auth. Special Fac. Rev. Bonds, (Bosfuel Corp.), Ser. A
5.00%, 7/1/28	A1	210,000	223,249
5.00%, 7/1/26	A1	115,000	119,219
4.00%, 7/1/44	A1	3,500,000	3,202,676
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 2/15/44	AA	1,035,000	1,102,826
5.00%, 11/15/42	AA+	2,000,000	2,066,238
MA State Tpk. Auth. Rev. Bonds, Ser. A, NATL
zero %, 1/1/29	A+	1,000,000	808,447
zero %, 1/1/28	A+	1,320,000	1,107,209
MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	Aa1	3,900,000	4,197,978
(Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48	Aa1	2,095,000	2,205,594
(Rail Enhancement & Accelerated Bridge Program), Ser. A, 5.00%, 6/1/38	Aa1	3,000,000	3,147,125
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.38%, 8/1/37	VMIG 1	1,000,000	1,000,000
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	3,755,651
Quincy, G.O. Bonds, Ser. C
4.00%, 9/15/42	AA	275,000	267,754
4.00%, 9/15/41	AA	300,000	294,703
4.00%, 9/15/40	AA	325,000	321,948
4.00%, 9/15/39	AA	325,000	322,906
U. of MA Bldg. Auth. Rev. Bonds, Ser. 1, 5.00%, 11/1/52	Aa2	3,000,000	3,174,760

			216,705,584
Ohio (1.4%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/39(FWC)	A	875,000	789,850
4.00%, 7/1/36(FWC)	A	435,000	409,216
4.00%, 7/1/35(FWC)	A	425,000	407,878
4.00%, 7/1/32(FWC)	A	375,000	370,658
4.00%, 7/1/29(FWC)	A	770,000	768,523
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	758,210

			3,504,335
Texas (1.7%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	710,792
4.00%, 11/15/32	AA	1,100,000	1,134,453
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	2,150,000	2,313,282

			4,158,527
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	640,000	661,151

			661,151

Total municipal bonds and notes (cost $259,364,288)			$245,649,421

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	3,544,482	$3,544,482
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	120,000	120,000

Total short-term investments (cost $3,664,482)		$3,664,482
TOTAL INVESTMENTS

Total investments (cost $263,028,770)		$249,313,903

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$3,750,000	$67,639	$—	3/9/23	—	2.85% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$67,639

Upfront premium received		—	Unrealized appreciation			67,639

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$67,639

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $248,325,309.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$4,668,595	$70,052,428	$71,176,541	$54,926	$3,544,482

	Total Short-term investments	$4,668,595	$70,052,428	$71,176,541	$54,926	$3,544,482
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.42%, 4.67% and 4.97%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.5%
	Health care	18.0
	Transportation	14.6
	State debt	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation, and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$245,649,421	$—
Short-term investments	120,000	3,544,482	—

Totals by level	$120,000	$249,193,903	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$67,639	$—

Totals by level	$—	$67,639	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$2,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com